Non-controlling interests - Narrative (Details) - ZAR (R) R in Millions		12 Months Ended
	Jan. 10, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	12.05%
Proportion of voting rights held by non-controlling interests		49.90%	49.90%	61.95%
Proportion of ownership interest in subsidiary		49.51%	49.34%	61.40%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			R 0	R 0
NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	R 220		R 220
Western Platinum Limited
Disclosure of subsidiaries [line items]
Proportion of voting rights held by non-controlling interests		0.00%	4.75%	4.75%